Segment Information	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Segment Reporting [Abstract]
Segment Information
8.      Segment Information

Financial information for our segments, as of June 30, 2012 and 2011, is as follows:

	Hospitality	Residential	Corporate	Totals
Three months ended June 30, 2012
Revenue	$1,904,531	$230,855	$-	$2,135,386
Operating income (loss)	$(1,226,686)	$(57,966)	$(454,326)	$(1,738,978)
Net income (loss)	$(1,213,399)	$(57,966)	$(540,265)	$(1,811,630)

Three months ended June 30, 2011
Revenue	$1,121,785	$237,146	$-	$1,358,931
Operating income (loss)	$(404,658)	$(15,956)	$(340,130)	$(760,744)
Net income (loss)	$(366,544)	$(15,956)	$(375,239)	$(757,739)

Six months ended June 30, 2012
Revenue	$3,203,158	$469,769	$-	$3,672,927
Operating income (loss)	$(1,932,633)	$(66,515)	$(684,481)	$(2,683,629)
Net income (loss)	$(1,924,388)	$(66,515)	$(845,962)	$(2,836,865)

Six months ended June 30, 2011
Revenue	$2,321,817	$460,286	$-	$2,782,103
Operating income (loss)	$(735,063)	$(21,812)	$(542,290)	$(1,299,165)
Net income (loss)	$(669,494)	$(21,812)	$(605,611)	$(1,296,917)

Total assets as of June 30, 2012	$6,197,470	$231,633	$5,103,777	$11,532,880

Financial information of geographical data by segment

	United States	Canada	Other Foreign	Totals
Three months ended June 30, 2012
Hospitality Revenue	$1,714,511	$146,379	$43,641	$1,904,531
Residential Revenue	230,855	-	-	230,855
Totals	$1,945,366	$146,379	$43,641	$2,135,386

Three months ended June 30, 2011
Hospitality Revenue	$833,302	$239,704	$48,779	$1,121,785
Residential Revenue	237,146	-	-	237,146
Totals	$1,070,448	$239,704	$48,779	$1,358,931

Six months ended June 30, 2012
Hospitality Revenue	$2,820,642	$304,870	$77,646	$3,203,158
Residential Revenue	469,769	-	-	469,769
Totals	$3,290,411	$304,870	$77,646	$3,672,927

Six months ended June 30, 2011
Hospitality Revenue	$1,719,673	$504,696	$97,448	$2,321,817
Residential Revenue	460,286	-	-	460,286
Totals	$2,179,959	$504,696	$97,448	$2,782,103

Total assets as of June 30, 2012	$10,882,023	$532,698	$118,159	$11,532,880

11. Segment Information

We operate and prepare our financial reports based on two segments; Hospitality and Residential. We have determined these segments based on the location, design, and end user of our products.

Hospitality: Our hospitality segment includes hotels, resorts, and timeshare properties in the United States, Canada, and Other Foreign. As of December 31, 2011, Other Foreign included Mexico and Aruba. The products offered under our hospitality segment include the installation of, and the support and service of, high-speed internet access networks, proprietary Interactive TV platform, free to guest programming, and on-demand movie programming, as well as advertising and e-commerce products.

Residential: Our residential segment includes multi-dwelling unit customers and business customers (non-hospitality) in the United States. The products offered include the installation of, and the support and service of, telephone, internet, and television services.

The accounting policies of our segments are the same as those described in Note 2 above, except that certain expenses are not allocated to the segments. Unallocated expenses consist of corporate overhead, depreciation expense, and non-operating income and expenses.

Financial information for our segments is as follows:

	2011	2010
Total revenue:
Hospitality	$5,281,608	$4,264,889
Residential	942,317	230,307
Total	$6,223,925	$4,495,196
Total cost of goods:
Hospitality	$4,119,520	$3,311,540
Residential	637,552	118,161
Total	$4,757,072	$3,429,701
Total gross profit:
Hospitality	$1,162,088	$953,349
Residential	304,765	112,146
Total	$1,466,853	$1,065,495
Operating expenses:
Operations	$925,293	$724,887
Product development	725,993	414,098
General and administrative	1,819,610	1,517,795
Depreciation
Hospitality	641,973	239,148
Residential	53,844	11,522
Total operating expenses	4,166,714	2,907,450
Operating loss:	$(2,699,861)	$(1,841,955)

Total net assets:
Hospitality	3,011,871	2,912,161
Residential	351,727	299,434
Other	546,314	523,641
Total	$3,909,912	$3,735,236

Revenues
Years Ended December 31, 2011 and 2010
Segment	2011 Revenues	2011 Cost of Goods Sold	2011 Gross Profit
Hospitality
United States	$3,909,726	$3,092,157	$817,569
Canada	1,170,319	935,442	234,877
Foreign	201,563	91,921	109,642
	5,281,608	4,119,520	1,162,088

Residential	942,317	637,552	304,765

Totals for year ended December 31, 2011	$6,223,925	$4,757,072	$1,466,853

Segment	2010 Revenues	2010 Cost of Goods Sold	2010 Gross Profit
Hospitality
United States	$3,710,427	$2,963,630	$746,797
Canada	413,165	312,209	100,956
Foreign	141,297	35,701	105,596
	4,264,889	3,311,540	953,349

Residential	230,307	118,161	112,146

Totals for year ended December 31, 2010	$4,495,196	$3,429,701	$1,065,495

PP&E
As of December 31, 2011 and 2010
Segment	2011 Assets	2011 Accumulated Depreciation	2011 Net PP&E
Hospitality
United States	$2,056,230	$527,144	$1,529,086
Canada	797,884	539,367	258,517
Foreign	157,758	73,600	84,158
	3,011,872	1,140,111	1,871,761

Residential	351,727	124,355	227,372

Other	546,314	499,616	46,698

Totals as of December 31, 2011	$3,909,913	$1,764,081	$2,145,832

Segment	2010 Assets	2010 Accumulated Depreciation	2010 Net PP&E
Hospitality
United States	$2,072,386	$115,303	$1,957,082
Canada	682,017	389,717	292,300
Foreign	157,758	42,049	115,710
	2,912,161	547,069	2,365,092

Residential	299,434	70,510	228,923

Other	523,641	457,854	65,787

Totals as of December 31, 2010	$3,735,236	$1,075,434	$2,659,802